CASH AND BORROWINGS - Borrowings are repayable (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Bank loans	$ 857	$ 311
Bank overdrafts	20	32	$ 14
Private Placement Notes	1,000	1,122
Lease liabilities	186
Total borrowings	2,063	1,465
Discounted amount	16
In one year
Disclosure of detailed information about borrowings [line items]
Bank loans	6	7
Bank overdrafts	20	32
Private Placement Notes		125
Lease liabilities	46
Total borrowings	72	164
Between one and two years
Disclosure of detailed information about borrowings [line items]
Bank loans	553
Private Placement Notes	265
Lease liabilities	39
Total borrowings	857
Between two and three years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes	125	262
Lease liabilities	30
Total borrowings	155	262
Between three and four years
Disclosure of detailed information about borrowings [line items]
Bank loans	298	304
Private Placement Notes	105	125
Lease liabilities	20
Total borrowings	423	429
Between four and five years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes	430	105
Lease liabilities	14
Total borrowings	444	105
After five years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes	75	505
Lease liabilities	37
Total borrowings	$ 112	$ 505